Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000002030 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	$ 10,000		$ 10,194	$ 12,911	$ 14,198	$ 17,591	$ 21,300	$ 26,093	$ 23,297	$ 26,450	$ 32,335	$ 34,448
C000002029 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		10,196	12,914	14,203	17,602	21,310	26,109	23,306	26,463	32,352	34,461
C000002023 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Accumulated Value	9,425		9,676	12,357	13,691	17,096	20,852	25,737	23,155	26,484	32,627	35,013
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		10,831	13,243	13,975	16,140	19,210	24,270	21,648	24,378	32,784	37,239
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Accumulated Value	$ 10,000		$ 10,422	$ 13,632	$ 14,803	$ 17,913	$ 24,433	$ 31,935	$ 25,024	$ 31,573	$ 43,584	$ 52,454